December 13, 2012	Rajib Chanda
202-508-4671
202-383-7793 fax
rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers Trust II
File Nos. 033-43089 and 811-06431

Ladies and Gentlemen:

On behalf of Managers Trust II (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on November 20, 2012 under Rule 497(e) (SEC Accession No. 0001193125-12-477590), to the Prospectus for Managers AMG GW&K Fixed Income Fund (formerly Managers Fixed Income Fund) dated May 1, 2012, as supplemented October 2, 2012.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda